Acquisition of PEG Partners, LLC - Schedule of Fair Value of Assets Acquired, Liabilities Assumed and Non Controlling Interests (Detail) - USD ($) $ in Thousands		12 Months Ended
	Feb. 28, 2017	Dec. 31, 2017
Acquisition Date [Line Items]
Bargain purchase gain		$ 27,067
PEG Partners LLC [Member]
Acquisition Date [Line Items]
Cash	$ 969
Accounts receivable	1,584
Other current assets	500
Property, plant and equipment	24,122
Liabilities assumed	(12,454)
Non-controllinginterest	(1,595)
Net assets acquired	13,126
Consideration transferred	0
Bargain purchase gain	$ 13,126